Equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Equipment, net

5	Equipment, net

Equipment, net as of December 31, 2025 and 2024 consisted of the following:

	December 31,
	2025	2024
	US$	US$

Office equipment	378,149	427,479
Furniture and fittings	162,604	160,334
Renovation	153,408	306,218
Signboard	2,195	2,195
Computer peripherals	2,829,101	2,458,627
Electrical installation	45,800	46,492
Mobile phone	1,338	1,934
Motor vehicle	12,586	14,536
Air conditioners	7,150	8,367
Total	3,592,331	3,426,182
Less: accumulated depreciation	(2,554,031)	(2,370,662)
Equipment, net	1,038,300	1,055,520

Depreciation expenses of US$495,699 and US$446,485 were recorded in general and administrative expenses for the years ended December 31, 2025 and 2024, respectively.